Giordano Fund
Investment Objective.
The Fund seeks maximum total return using a long-term capital appreciation approach as well as current income.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Giordano Fund)	Giordano Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (Giordano Fund)	Giordano Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	7.93%
Total Annual Fund Operating Expenses	9.18%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Giordano Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Giordano Fund	899	2,585	4,134	7,473

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 180.00% of the average value of its portfolio.

Principal Investment Strategies.
In seeking to achieve its investment objective, the Fund generally invests at least 80% of its assets in equity securities of companies (1) that have a strong history of paying dividends or that the Fund's investment advisor, Giordano Asset Management, LLC ("Advisor"), determines have a strong likelihood of paying dividends in the future, and (2) that are members of the Standard & Poor's 500 Index (large cap), Standard & Poor's MidCap 400 Index, or the Standard & Poor's (each an "S&P Index" and collectively, the "S&P Indices") SmallCap 600 Index.  The Fund may invest up to 20% of its assets in the following types of securities that the Advisor believes can generate above average capital appreciation and income relative to their risks: corporate, government, and government agency bonds; covered-call options; and index based exchange-traded funds.

The Advisor monitors the 1,500 stocks comprising the S&P Indices for potential inclusion in the Fund's portfolio of investments.  The Advisor will calculate and monitor the average dividend yield of each S&P Index.  For a particular stock to be considered for purchase by the Fund, its dividend yield must be equal to or greater than the average dividend yield of the S&P Index of which it is a member.  The Advisor then considers for possible inclusion of a company's stock in the Fund's portfolio other factors that it feels are favorable and distinguishing.  These factors may include:

·	increasing/improving earnings prospects,
·	companies that are undervalued versus their peers but with predictable track records,
·	out of favor companies with turnaround prospects,
·	companies with a history of dividend increases,
·	stock price momentum,
·	low standard deviation,
·	low relative value, and
·	liquidity factors.

The Advisor anticipates that if it determines that the dividend yield of a particular stock held by the Fund falls below its respective S&P Index's average dividend yield, the Fund will sell the security within six months of such determination unless the stock's dividend yield increases above its respective S&P Index average.  The Advisor may also sell the security if, in the Advisor's assessment, it believes that the prospects for capital appreciation and income generation have diminished since the security was acquired.  The Advisor expects that the Fund will generally hold securities of at least 20 companies at any given time.

The Fund may invest in other investments that the Advisor believes will generate above average capital appreciation and current income.  These investments may include real estate investment trusts, preferred stock in mid-cap and large-cap publicly traded companies that may or may not be included in one of the S&P Indices, and investment and non-investment grade bonds including senior subordinated unsecured corporate bonds.  The Fund will attempt to seek guarantees of payment, through contractual commitments, of dividends, interest, and principal, as applicable, but this may not be possible in all instances.  The Fund may also invest in covered call options to increase income and purchase index based exchange-traded funds (ETFs) representing an S&P Index.  The Fund may also invest in equity securities of foreign companies through American Depository Receipts (ADRs).

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. The loss of money is a risk of investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.  Generally, the Fund will be subject to the following additional risks:

·	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

·
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

·
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

·
Credit Risk.  Credit risk is the risk that the issuer or guarantor of a debt security (such as a debenture or a secured corporate bond) or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.

·
Interest Rate Risk.  The price of a bond, debenture, or fixed income security is dependent upon interest rates.  When interest rates increase, the value of securities holdings of the Fund that are subject to this risk will go down.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates.

·
Maturity Risk.  The Fund does not have a limitation policy regarding the length of maturity of its debt holdings.  In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

·
Preferred Securities Risk.  There are special risks associated with investing in preferred stock, including deferral or nonpayment of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights, and special redemption rights.

·
Investment-Grade Securities Risk.  The Fund may invest in various rated investment-grade securities, including securities rated BBB by Standard & Poor's or Fitch, Inc. or Baa by Moody's Investor Service, Inc.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by Standard & Poor's or Fitch, Inc. and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

·
Senior Subordinated Unsecured Corporate Bonds Risk.  Senior subordinated unsecured corporate bonds, while senior in right of payment and distribution priority to certain creditors, are nevertheless still subordinated in right of payment and distribution priority to other creditors that hold debt instruments that are more senior or secured by a lien or specific assets.  As a result of being subordinated and unsecured, if the bond's issuer goes into default, the Fund's investment in the bond is subject to the risk of nonpayment or complete loss of the investment.

·
Liquidity Risk.  Underlying securities in which the Fund may invest may be subject to liquidity risk.  Liquidity risk is the risk that an investment may not be able to be sold at the prevailing market prices in a timely manner.  To the extent any of the Fund's investments become subject to liquidity risk, the Fund's performance may fluctuate as a result.

·
Derivative Instruments Risk.  Investing in derivative instruments such as future contracts, option contracts, and options on future contracts involve risks that include the imperfect correlation between the value of the derivative instrument and the underlying assets, the risk of default by the other party to the derivative instrument, the risk of losses that exceed the Fund's investment, and the risk that an investment may not be liquid.

·
Real Estate Securities Risk.  To the extent the Fund invests in companies that invest in real estate, such as real estate investment trusts (REITs), the Fund may be subject to risks associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.

·
Portfolio Turnover Risk:  Although the Advisor intends to hold the Fund's portfolio securities for the long-term, the Advisor may sell such portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  The payment of taxes on gains could adversely affect the Fund's performance.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of two broad-based securities market indexes. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/150.htm.

Calender Year Returns

  Quarterly Returns During This Time Period
Highest return for a quarter	11.97%	Quarter ended September 30, 2009
Lowest return for a quarter	(20.88)%	Quarter ended September 30, 2010

Average Annual Total Returns Period Ended December 31, 2010
Average Annual Total Returns (Giordano Fund)	Past 1 Year	Past 5 Years	Since Inception	Inception Date
Giordano Fund	(25.04%)	(10.23%)	(10.50%)	Nov 7, 2005
Giordano Fund After taxes on distributions	(25.04%)	(10.40%)	(10.66%)	Nov 7, 2005
Giordano Fund After taxes on distributions and sale of shares	(16.27%)	(8.34%)	(8.53%)	Nov 7, 2005
Giordano Fund Russell 1000 Value Index	15.51%	1.28%	1.79%
Giordano Fund S&P 500 Total Return Index	15.06%	2.29%	2.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	GIORDANO INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001330291
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Giordano Fund | Giordano Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.18%
1 Year	rr_ExpenseExampleYear01	899
3 Years	rr_ExpenseExampleYear03	2,585
5 Years	rr_ExpenseExampleYear05	4,134
10 Years	rr_ExpenseExampleYear10	7,473
Annual Return 2006	rr_AnnualReturn2006	7.43%
Annual Return 2007	rr_AnnualReturn2007	(2.42%)
Annual Return 2008	rr_AnnualReturn2008	(27.72%)
Annual Return 2009	rr_AnnualReturn2009	2.61%
Annual Return 2010	rr_AnnualReturn2010	(25.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.88%)
Past 1 Year	rr_AverageAnnualReturnYear01	(25.04%)
Past 5 Years	rr_AverageAnnualReturnYear05	(10.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2005
Giordano Fund | Giordano Fund | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(25.04%)
Past 5 Years	rr_AverageAnnualReturnYear05	(10.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2005
Giordano Fund | Giordano Fund | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(16.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	(8.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2005
Giordano Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Giordano Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return using a long-term capital appreciation approach as well as current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 180.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	180.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve its investment objective, the Fund generally invests at least 80% of its assets in equity securities of companies (1) that have a strong history of paying dividends or that the Fund's investment advisor, Giordano Asset Management, LLC ("Advisor"), determines have a strong likelihood of paying dividends in the future, and (2) that are members of the Standard & Poor's 500 Index (large cap), Standard & Poor's MidCap 400 Index, or the Standard & Poor's (each an "S&P Index" and collectively, the "S&P Indices") SmallCap 600 Index.  The Fund may invest up to 20% of its assets in the following types of securities that the Advisor believes can generate above average capital appreciation and income relative to their risks: corporate, government, and government agency bonds; covered-call options; and index based exchange-traded funds.

The Advisor monitors the 1,500 stocks comprising the S&P Indices for potential inclusion in the Fund's portfolio of investments.  The Advisor will calculate and monitor the average dividend yield of each S&P Index.  For a particular stock to be considered for purchase by the Fund, its dividend yield must be equal to or greater than the average dividend yield of the S&P Index of which it is a member.  The Advisor then considers for possible inclusion of a company's stock in the Fund's portfolio other factors that it feels are favorable and distinguishing.  These factors may include:

·	increasing/improving earnings prospects,
·	companies that are undervalued versus their peers but with predictable track records,
·	out of favor companies with turnaround prospects,
·	companies with a history of dividend increases,
·	stock price momentum,
·	low standard deviation,
·	low relative value, and
·	liquidity factors.

The Advisor anticipates that if it determines that the dividend yield of a particular stock held by the Fund falls below its respective S&P Index's average dividend yield, the Fund will sell the security within six months of such determination unless the stock's dividend yield increases above its respective S&P Index average.  The Advisor may also sell the security if, in the Advisor's assessment, it believes that the prospects for capital appreciation and income generation have diminished since the security was acquired.  The Advisor expects that the Fund will generally hold securities of at least 20 companies at any given time.

The Fund may invest in other investments that the Advisor believes will generate above average capital appreciation and current income.  These investments may include real estate investment trusts, preferred stock in mid-cap and large-cap publicly traded companies that may or may not be included in one of the S&P Indices, and investment and non-investment grade bonds including senior subordinated unsecured corporate bonds.  The Fund will attempt to seek guarantees of payment, through contractual commitments, of dividends, interest, and principal, as applicable, but this may not be possible in all instances.  The Fund may also invest in covered call options to increase income and purchase index based exchange-traded funds (ETFs) representing an S&P Index.  The Fund may also invest in equity securities of foreign companies through American Depository Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. The loss of money is a risk of investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.  Generally, the Fund will be subject to the following additional risks:

·	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

·
Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

·
Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

·
Credit Risk.  Credit risk is the risk that the issuer or guarantor of a debt security (such as a debenture or a secured corporate bond) or counterparty to the Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.

·
Interest Rate Risk.  The price of a bond, debenture, or fixed income security is dependent upon interest rates.  When interest rates increase, the value of securities holdings of the Fund that are subject to this risk will go down.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates.

·
Maturity Risk.  The Fund does not have a limitation policy regarding the length of maturity of its debt holdings.  In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

·
Preferred Securities Risk.  There are special risks associated with investing in preferred stock, including deferral or nonpayment of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights, and special redemption rights.

·
Investment-Grade Securities Risk.  The Fund may invest in various rated investment-grade securities, including securities rated BBB by Standard & Poor's or Fitch, Inc. or Baa by Moody's Investor Service, Inc.  While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by Standard & Poor's or Fitch, Inc. and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

·
Senior Subordinated Unsecured Corporate Bonds Risk.  Senior subordinated unsecured corporate bonds, while senior in right of payment and distribution priority to certain creditors, are nevertheless still subordinated in right of payment and distribution priority to other creditors that hold debt instruments that are more senior or secured by a lien or specific assets.  As a result of being subordinated and unsecured, if the bond's issuer goes into default, the Fund's investment in the bond is subject to the risk of nonpayment or complete loss of the investment.

·
Liquidity Risk.  Underlying securities in which the Fund may invest may be subject to liquidity risk.  Liquidity risk is the risk that an investment may not be able to be sold at the prevailing market prices in a timely manner.  To the extent any of the Fund's investments become subject to liquidity risk, the Fund's performance may fluctuate as a result.

·
Derivative Instruments Risk.  Investing in derivative instruments such as future contracts, option contracts, and options on future contracts involve risks that include the imperfect correlation between the value of the derivative instrument and the underlying assets, the risk of default by the other party to the derivative instrument, the risk of losses that exceed the Fund's investment, and the risk that an investment may not be liquid.

·
Real Estate Securities Risk.  To the extent the Fund invests in companies that invest in real estate, such as real estate investment trusts (REITs), the Fund may be subject to risks associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.

·
Portfolio Turnover Risk:  Although the Advisor intends to hold the Fund's portfolio securities for the long-term, the Advisor may sell such portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  The payment of taxes on gains could adversely affect the Fund's performance.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. The loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of two broad-based securities market indexes. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/150.htm.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of two broad-based securities market indexes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://secure.ncfunds.com/TNC/fundpages/150.htm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calender Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest return for a quarter	11.97%	Quarter ended September 30, 2009
Lowest return for a quarter	(20.88)%	Quarter ended September 30, 2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Period Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

Giordano Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.51%
Past 5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Giordano Fund | S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%